Supplemental Financial Information - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
Employee compensation and benefits	$ 9,102	$ 9,927	$ 484
Contract liabilities, current portion	6,196	10,162	0
Fair value of contingent consideration, current portion	19,800	0
Construction in progress related accruals	577	3,726	0
Accrued expenses	6,745	3,464	2,751
Other (miscellaneous)	2,762	2,620	1,155
Accrued expenses and other current liabilities	$ 45,182	$ 29,899	$ 4,390